DEBT - Schedule of Borrowings (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance			€ 3,351,888	€ 2,477,186
Proceeds from borrowings from banks and other financial institutions			584,902	1,112,666
Repayments of borrowings from banks and other financial institutions			(932,575)	(411,637)
Interest accrued/(paid) and other			62,439	86,373
Translation differences			(182,434)	87,300
Total debt, ending balance			2,884,220	3,351,888
Realized gains on partial cash tender executed	€ 7,940	€ 7,940
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance			1,412,973	903,673
Proceeds from borrowings from banks and other financial institutions			0	496,145
Repayments of borrowings from banks and other financial institutions			(450,963)	0
Interest accrued/(paid) and other			(2,735)	13,155
Translation differences			0	0
Total debt, ending balance			959,275	1,412,973
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance			1,342,255	1,166,473
Proceeds from borrowings from banks and other financial institutions			142,375	340,499
Repayments of borrowings from banks and other financial institutions			(33,294)	(243,649)
Interest accrued/(paid) and other			(1,250)	461
Translation differences			(161,696)	78,471
Total debt, ending balance			1,288,390	1,342,255
Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance			414,633	290,930
Proceeds from borrowings from banks and other financial institutions			400,000	225,000
Repayments of borrowings from banks and other financial institutions			(378,332)	(104,690)
Interest accrued/(paid) and other			(1,007)	(672)
Translation differences			(7,273)	4,065
Total debt, ending balance			428,021	414,633
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance			126,270	73,047
Proceeds from borrowings from banks and other financial institutions			0	0
Repayments of borrowings from banks and other financial institutions			(23,825)	(22,001)
Interest accrued/(paid) and other			67,431	73,429
Translation differences			(7,729)	1,795
Total debt, ending balance			162,147	126,270
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance			55,757	43,063
Proceeds from borrowings from banks and other financial institutions			42,527	51,022
Repayments of borrowings from banks and other financial institutions			(46,161)	(41,297)
Interest accrued/(paid) and other			0	0
Translation differences			(5,736)	2,969
Total debt, ending balance			€ 46,387	€ 55,757